Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 34.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	7,914,687	7,830,527
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	1,003,535	1,001,781
Series 2022-1 Class A
09/20/2024	1.190%	9,559,770	9,472,093
ACM Auto Trust(a)
Series 2022-1A Class A
04/20/2029	3.230%	10,000,000	10,000,310
Affirm Asset Securitization Trust(a)
Series 2021-A Class A
08/15/2025	0.880%	19,050,000	18,829,070
Subordinated Series 2021-A Class B
08/15/2025	1.060%	3,250,000	3,178,575
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	1,352,510	1,353,469
Series 2021-2 Class A
10/15/2024	0.370%	240,954	240,478
Series 2021-3 Class A
06/13/2025	0.330%	7,704,191	7,662,507
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	765,676	768,118
Subordinated Series 2019-1 Class D
04/14/2025	3.810%	1,803,018	1,812,111
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	1,202,810	1,203,019
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	756,925	756,780
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	4,275,000	4,238,935
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,825,000	1,790,137
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	1,805,103	1,795,075
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	8,327,044	8,212,167
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	7,575,000	7,422,689
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	7,100,000	7,113,668
Series 2017-2A Class A
03/20/2024	2.970%	18,780,000	18,810,606
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	1,014,727	1,015,042
CarMax Auto Owner Trust
Series 2020-2 Class A3
11/15/2024	1.700%	3,887,836	3,878,796
CarNow Auto Receivables Trust(a)
Series 2021-1A Class A
10/15/2024	0.970%	2,761,804	2,752,302
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	9,022,628	8,738,160
Series 2021-N2 Class A1
03/10/2028	0.320%	3,873,349	3,822,174
Series 2021-N3 Class A1
06/12/2028	0.350%	6,459,691	6,335,762
CCG Receivables Trust(a)
Series 2019-1 Class A2
09/14/2026	2.800%	146,388	146,450
Series 2019-2 Class A2
03/15/2027	2.110%	825,525	826,350
Series 2020-1 Class A2
12/14/2027	0.540%	15,174,286	14,949,221
Series 2021-1 Class A2
06/14/2027	0.300%	5,818,500	5,700,680
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	9,317,359	9,193,378
Subordinated Series 2020-2 Class C
02/25/2028	1.140%	1,441,972	1,424,495
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	2,201,368	2,179,698
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	484,844	484,583
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	676,428	676,943
Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	18,336,207	17,817,505
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	14,524,265	14,398,025
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	7,115,345	7,030,187
Credit Acceptance Auto Loan Trust(a)
Series 2020-1A Class A
02/15/2029	2.010%	21,426,201	21,390,438
Series 2020-2A Class A
07/16/2029	1.370%	3,250,000	3,208,885
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	4,464,941	4,365,551
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	1,837,926	1,819,942
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	8,464,103	8,369,602
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	18,744,571	18,224,304
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	1,696,143	1,696,503
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	131,991	132,214
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	2,070,594	2,081,205
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	3,361,587	3,385,710
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	2,619,201	2,620,747
Series 2020-2A Class B
03/16/2026	2.080%	1,927,336	1,927,961
Series 2020-2A Class C
03/16/2026	3.280%	3,000,000	2,990,016
Series 2020-3A Class A
04/15/2024	0.540%	516,908	516,476
Series 2021-1A Class A
01/15/2025	0.350%	3,871,303	3,853,663
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-1A Class A
04/15/2026	1.580%	33,257,345	32,949,471
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	7,752,615	7,756,281
Enterprise Fleet Financing LLC(a)
Series 2019-1 Class A2
10/20/2024	2.980%	305,155	305,456
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	190,232	190,270
Series 2020-2A Class C
05/15/2025	3.280%	18,000,000	18,077,400
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	14,895,000	14,610,985
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	6,460,195	6,263,691
Series 2021-2A Class A
12/15/2026	0.830%	14,373,555	13,857,796
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	19,881,589	19,402,039
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	4,168,786	4,130,670
Series 2021-3 Class A
07/15/2027	0.360%	23,787,758	23,176,439
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	1,000,000	1,001,812
Ford Credit Floorplan Master Owner Trust A
Series 2019-3 Class A1
09/15/2024	2.230%	12,975,000	12,993,317
Foursight Capital Automobile Receivables Trust(a)
Series 2021-1 Class A2
08/15/2024	0.400%	783,540	783,199
Series 2022-1 Class A2
09/15/2025	1.150%	3,325,000	3,266,184
Freed ABS Trust(a)
Series 2021-1CP Class A
03/20/2028	0.660%	629,524	628,331
FREED ABS Trust(a)
Series 2021-2 Class A
06/19/2028	0.680%	1,935,581	1,934,017
Series 2021-2 Class B
06/19/2028	1.030%	2,000,000	1,980,835

2	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3FP Class A
11/20/2028	0.620%	2,829,513	2,816,347
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	8,850,000	8,624,476
GLS Auto Receivables Issuer Trust(a)
Series 2020-2A Class A
08/15/2024	1.580%	2,261,100	2,260,943
Series 2020-3A Class B
08/15/2024	1.380%	3,617,467	3,616,027
Subordinated Series 2019-3A Class B
06/17/2024	2.720%	3,467,630	3,473,163
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	2,746,675	2,748,042
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	18,242,994	18,176,047
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	9,050,000	8,846,915
GM Financial Consumer Automobile Receivables Trust
Series 2021-3 Class A2
08/16/2024	0.210%	3,900,087	3,875,587
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-1 Class A2
06/15/2023	0.270%	2,902,002	2,886,766
Harley-Davidson Motorcycle Trust
Series 2021-A Class A2
04/15/2024	0.220%	639,087	638,514
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	138,473	138,709
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	8,746,145	8,578,414
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	3,054,689	2,961,383
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	9,517,644	9,211,973
Series 2021-3 Class C
02/26/2029	0.860%	3,882,910	3,747,106
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	4,887,376	4,786,346
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	21,133,454	20,607,689
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	5,000,000	4,936,781
Series 2021-A Class A
12/15/2028	1.000%	16,344,893	16,248,208
Series 2021-B Class A
02/15/2029	1.110%	19,781,732	19,441,911
Series 2022-A Class A
06/15/2029	1.680%	33,015,781	32,658,732
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	5,776,072	5,518,523
Marlette Funding Trust(a)
Series 2021-1A Class A
06/16/2031	0.600%	1,315,762	1,310,959
Series 2021-2A Class A
09/15/2031	0.510%	11,857,074	11,761,121
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	358,975	359,546
Series 2020-A Class A2
04/09/2024	0.740%	667,699	661,352
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	3,225,899	3,197,537
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,339,896
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,547,135
NextGear Floorplan Master Owner Trust(a),(b)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	1.354%	8,575,000	8,608,685
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	5,644,000	5,585,254
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	27,193,925	26,755,238
Series 2022-A Class A1
03/15/2023	0.968%	24,015,002	23,953,711
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	5,260,000	5,215,313
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	23,770,428	23,613,186

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class A
09/20/2028	1.210%	26,599,598	25,716,598
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	391,692	391,943
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	8,523,675	8,427,892
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	2,147,040	2,144,901
Series 2021-1 Class A
11/15/2027	1.180%	23,805,949	23,409,287
Series 2021-3 Class A
05/15/2029	1.150%	35,540,314	34,812,232
Series 2021-5 Class A
08/15/2029	1.530%	15,365,596	14,973,973
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	39,198,952	38,292,406
Pawnee Equipment Receivables(a)
Series 2021-1 Class A1
10/17/2022	0.302%	6,886,134	6,872,067
Prestige Auto Receivables Trust(a)
Subordinated Series 2019-1A Class B
01/16/2024	2.530%	381,375	381,429
Santander Drive Auto Receivables Trust
Series 2021-1 Class A3
09/16/2024	0.320%	4,784,644	4,780,155
Series 2021-3 Class A2
05/15/2024	0.290%	2,069,495	2,068,047
Series 2022-2 Class A2
10/15/2026	2.120%	30,975,000	30,863,050
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	4,761,079	4,768,123
SCF Equipment Leasing LLC(a)
Series 2021-1A Class A2
08/20/2026	0.420%	3,829,455	3,816,123
SoFi Consumer Loan Program Trust(a)
Series 2020-1 Class A
01/25/2029	2.020%	139,993	140,019
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	10,274,511	10,104,800
Series 2022-1A Class A
02/15/2028	1.850%	35,521,488	35,056,384
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	3,803,579	3,785,607
Subordinated Series 2021-1A Class B
06/17/2024	1.000%	2,450,000	2,416,438
Tricolor Auto Securitization Trust(a),(c)
Series 2022-1A Class A
02/18/2025	3.420%	4,500,000	4,499,850
United Auto Credit Securitization Trust(a)
Series 2021-1 Class A
07/10/2023	0.340%	263,478	263,382
Series 2022-1 Class A
07/10/2024	1.110%	11,908,191	11,842,626
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,618,660	2,551,043
Series 2021-ST2 Class A
04/20/2027	2.500%	1,741,638	1,690,289
Series 2021-ST6 Class A
08/20/2027	1.850%	5,182,729	4,977,911
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	2,683,571	2,673,394
Series 2021-1 Class A
03/20/2031	0.870%	3,381,931	3,344,004
Series 2021-3 Class A
07/20/2031	0.830%	24,515,375	24,032,211
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	9,330,345	9,273,738
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	13,898,883	13,694,370
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class A2A
02/15/2024	0.930%	466,531	466,457
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	2,512,341	2,514,187
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	10,000,000	9,976,679
World Omni Auto Receivables Trust
Series 2018-B Class A4
06/17/2024	3.030%	1,500,115	1,504,216
Series 2018-D Class A3
04/15/2024	3.330%	351,411	352,375
Series 2020-A Class A3
01/17/2023	1.700%	5,183,017	5,184,020

4	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-A Class A2
02/15/2024	0.170%	1,245,816	1,244,119
Subordinated Series 2018-C Class A3
11/15/2023	3.130%	261,177	261,427
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	6,667,227	6,635,076
Total Asset-Backed Securities — Non-Agency (Cost $1,144,412,412)			1,126,663,659

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	639,012	637,046
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	1.429%	11,000,000	10,865,286
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $11,638,199)			11,502,332

Corporate Bonds & Notes 51.0%

Aerospace & Defense 1.5%
Boeing Co. (The)
02/04/2023	1.167%	17,190,000	16,961,902
L3Harris Technologies, Inc.(b)
3-month USD LIBOR + 0.750% 03/10/2023	1.453%	5,219,000	5,233,826
L3Harris Technologies, Inc.
06/15/2023	3.850%	11,240,000	11,337,907
Raytheon Technologies Corp.
03/15/2024	3.200%	16,000,000	16,024,728
Total			49,558,363
Automotive 1.2%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	1.280%	17,000,000	17,004,937
Toyota Motor Credit Corp.
06/14/2024	0.500%	23,000,000	20,965,029
Total			37,969,966
Banking 19.2%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	1.053%	24,163,000	24,224,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	0.942%	18,665,000	18,690,581
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	0.909%	32,906,000	32,724,030
Bank of Montreal(b)
SOFR + 0.465% 01/10/2025	0.745%	22,625,000	22,390,566
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	2.289%	21,757,000	21,827,101
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	0.660%	22,150,000	21,980,121
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	1.463%	22,563,000	22,605,997
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	1.569%	33,000,000	32,974,646
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	1.342%	20,383,000	20,506,493
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	1.469%	21,152,000	21,165,916
Discover Bank
02/06/2023	3.350%	16,000,000	16,083,203
DNB Bank ASA(a),(b)
3-month USD LIBOR + 0.620% 12/02/2022	1.124%	20,597,000	20,629,680
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	2.108%	30,000,000	30,355,700
HSBC Holdings PLC(d)
08/17/2024	0.732%	23,387,000	22,529,518
JPMorgan Chase & Co.(d)
06/01/2024	1.514%	33,500,000	32,956,672
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	1.559%	30,000,000	30,165,758
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	1.213%	21,320,000	21,336,036
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	1.725%	20,717,000	20,725,547

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	1.622%	20,889,000	20,969,976
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	0.843%	18,203,000	18,158,618
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	17,555,000	17,092,022
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	1.183%	22,000,000	22,079,880
Truist Bank(b)
SOFR + 0.200% 01/17/2024	0.480%	21,100,000	20,884,569
UBS AG(a)
02/09/2024	0.450%	19,675,000	18,728,718
US Bank NA(b)
3-month USD LIBOR + 0.170% 06/02/2023	0.666%	21,276,000	21,243,470
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	2.469%	32,685,000	32,808,755
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	1.278%	21,378,000	21,469,249
Total			627,307,558
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	2.936%	16,827,000	17,141,017
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	1.674%	6,823,000	6,860,453
Total			24,001,470
Chemicals 0.5%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.616%	16,879,000	17,043,630
Construction Machinery 1.1%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	18,000,000	17,692,545
John Deere Capital Corp.(b)
SOFR + 0.200% 10/11/2024	0.480%	18,000,000	17,945,031
Total			35,637,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.3%
General Electric Co.
10/09/2022	2.700%	21,665,000	21,720,000
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.370% 08/08/2022	0.709%	1,755,000	1,755,451
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	18,000,000	17,661,289
Total			41,136,740
Electric 3.8%
American Electric Power Co., Inc.
12/15/2022	2.950%	8,240,000	8,248,915
11/01/2023	0.750%	10,000,000	9,638,764
Dominion Energy, Inc.(b)
3-month USD LIBOR + 0.530% 09/15/2023	1.356%	10,000,000	9,975,740
DTE Energy Co.
11/01/2022	2.250%	16,003,000	15,992,431
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	0.530%	18,148,000	18,077,390
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	0.530%	17,201,000	17,155,751
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	0.580%	12,286,000	12,157,265
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	1.300%	14,006,000	14,016,835
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	0.610%	15,742,000	15,627,288
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	4,262,000	4,102,143
Total			124,992,522
Food and Beverage 2.3%
Campbell Soup Co.
03/15/2023	3.650%	15,998,000	16,098,318
ConAgra Foods, Inc.
01/25/2023	3.200%	15,344,000	15,414,138
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,006,642
Mondelez International, Inc.
03/17/2024	2.125%	7,829,000	7,672,447

6	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.674%	8,875,000	8,875,243
Tyson Foods, Inc.
09/28/2023	3.900%	14,725,000	14,852,158
Total			74,918,946
Health Care 1.7%
Becton Dickinson and Co.
06/06/2024	3.363%	16,198,000	16,137,711
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.934%	16,867,000	17,027,518
CVS Health Corp.
12/01/2022	2.750%	7,300,000	7,320,807
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	0.629%	15,800,000	15,778,501
Total			56,264,537
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	17,712,000	17,770,345
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,343,262
Total			23,113,607
Independent Energy 0.3%
Pioneer Natural Resources Co.
05/15/2023	0.550%	8,848,000	8,632,281
Integrated Energy 1.5%
BP Capital Markets PLC
11/06/2022	2.500%	9,893,000	9,904,227
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	0.577%	16,020,000	16,022,591
Exxon Mobil Corp.(b)
3-month USD LIBOR + 0.330% 08/16/2022	0.789%	2,300,000	2,300,596
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	0.795%	21,529,000	21,598,324
Total			49,825,738
Life Insurance 1.9%
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,190,000	5,256,563
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	17,139,000	16,030,616
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	0.500%	17,000,000	16,981,049
Pricoa Global Funding I(a)
09/21/2022	2.450%	5,165,000	5,175,864
Principal Life Global Funding II(a)
01/08/2024	0.500%	18,000,000	17,189,217
Total			60,633,309
Media and Entertainment 0.6%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	2.060%	16,500,000	16,657,920
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	0.913%	2,187,000	2,188,254
Total			18,846,174
Midstream 2.6%
Enbridge, Inc.
02/16/2024	2.150%	8,708,000	8,514,689
Energy Transfer Partners LP
02/01/2023	3.600%	6,566,000	6,580,539
Enterprise Products Operating LLC
02/15/2024	3.900%	13,169,000	13,283,912
Kinder Morgan, Inc.
01/15/2023	3.150%	13,550,000	13,583,341
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	16,161,000	16,200,757
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	10,971,000	10,695,086
Williams Companies, Inc. (The)
11/15/2023	4.500%	15,345,000	15,548,701
Total			84,407,025
Pharmaceuticals 2.6%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	1.130%	19,645,000	19,668,851
Amgen, Inc.
08/19/2023	2.250%	16,956,000	16,845,509
AstraZeneca PLC
05/26/2023	0.300%	17,994,000	17,573,036
Bristol-Myers Squibb Co.
11/13/2023	0.537%	15,000,000	14,541,350

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	0.610%	16,850,000	16,856,654
Total			85,485,400
Property & Casualty 0.4%
Chubb INA Holdings, Inc.
03/13/2023	2.700%	1,282,000	1,283,697
Loews Corp.
05/15/2023	2.625%	11,750,000	11,743,808
Total			13,027,505
Railroads 0.9%
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,185,424
CSX Corp.
08/01/2024	3.400%	15,394,000	15,409,470
Union Pacific Corp.
06/08/2023	3.500%	7,536,000	7,594,163
Total			29,189,057
Technology 3.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	15,445,000	15,527,908
Fidelity National Information Services, Inc.
03/01/2023	0.375%	13,750,000	13,477,473
International Business Machines Corp.
02/12/2024	3.625%	4,525,000	4,561,300
Microchip Technology, Inc.
02/15/2024	0.972%	16,629,000	15,850,200
NXP BV/Funding LLC(a)
03/01/2024	4.875%	11,308,000	11,520,546
Oracle Corp.
09/15/2023	2.400%	16,000,000	15,849,673
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	1.969%	20,079,000	20,129,119
RELX Capital, Inc.
03/16/2023	3.500%	16,384,000	16,459,920
Total			113,376,139
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	16,035,000	15,904,215
United Parcel Service, Inc.(b)
3-month USD LIBOR + 0.380% 05/16/2022	0.839%	5,000,000	5,001,221
Total			20,905,436
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
American Tower Corp.
01/31/2023	3.500%	15,720,000	15,819,263
Wirelines 1.5%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	1.983%	24,354,000	24,650,777
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	0.780%	25,000,000	24,932,278
Total			49,583,055
Total Corporate Bonds & Notes (Cost $1,684,955,449)			1,661,675,297

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/24/2023	1.750%	17,000,000	16,959,806
Province of Quebec
02/13/2023	2.625%	16,820,000	16,871,393
Total			33,831,199
Total Foreign Government Obligations (Cost $34,159,782)			33,831,199

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.180% 02/01/2036	2.380%	26,012	26,762
Total Residential Mortgage-Backed Securities - Agency (Cost $25,996)			26,762

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.518%	5,375,298	5,381,917
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	2.039%	12,926,854	12,926,973
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.099%	7,400,000	7,339,549

8	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.976%	9,454,737	9,454,738
CFMT LLC(a),(g)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	13,624,918	13,370,797
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	381,426	380,183
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	1.189%	397,566	397,144
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	2.389%	9,479,209	9,485,146
Freddie Mac Structured Agency Credit Risk REMIC Trust(a),(b)
CMO Series 2021-DNA1 Class M1
30-day Average SOFR + 0.650% 01/25/2051	0.939%	61,507	61,353
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.050% 07/25/2033	1.718%	8,637,059	8,627,194
Lakeview Trust(a)
CMO Series 2022-1 Class A
04/25/2052	2.389%	33,921,219	33,642,998
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,807,356	1,732,918
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,480,441	4,323,885
Oceanview Trust(a),(g)
CMO Series 2021-1 Class A
12/29/2051	1.219%	12,523,124	12,426,858
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	13,505,815	12,941,707
Towd Point Mortgage Trust(a),(g)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	14,707,365	14,404,352
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	15,328,446	15,191,813
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	26,316,304	26,185,333
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	18,264,075	17,330,329
VCAT LLC(a),(g)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,002,325	1,938,141
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	34,171,082	32,290,268
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	15,197,837	14,510,477
Vericrest Opportunity Loan Transferee XCIII LLC(a),(g)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	11,941,724	11,551,428
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	534,401	526,399
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	764,536	764,671
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $273,429,178)			267,186,571

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
05/19/2022	0.300%	33,675,000	33,669,501
Total Treasury Bills (Cost $33,673,889)			33,669,501

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + 0.080% 09/06/2022	0.509%	7,950,000	7,950,442
SOFR + 0.050% 08/22/2023	0.330%	350,000	350,025
1-month USD LIBOR + 0.400% 12/08/2023	0.851%	2,000,000	2,018,942
SOFR + 0.060% 12/27/2023	0.340%	2,575,000	2,575,603
SOFR + 0.090% 02/09/2024	0.370%	3,700,000	3,699,555
Federal Farm Credit Banks Funding Corp.
09/15/2022	0.080%	15,000,000	14,930,831
03/13/2023	0.750%	2,137,000	2,111,805
Total U.S. Government & Agency Obligations (Cost $33,733,298)			33,637,203

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(h),(i)	90,962,855	90,935,566
Total Money Market Funds (Cost $90,934,532)		90,935,566
Total Investments in Securities (Cost: $3,306,962,735)		3,259,128,090
Other Assets & Liabilities, Net		1,778,361
Net Assets		3,260,906,451
At April 30, 2022, securities and/or cash totaling $2,302,300 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,530)	06/2022	USD	(533,355,625)	8,341,472	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $1,585,012,819, which represents 48.61% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Valuation based on significant unobservable inputs.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2022.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	69,999,006	1,891,728,168	(1,870,791,419)	(189)	90,935,566	(9,221)	115,656	90,962,855
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
10	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Term Bond Fund | Third Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT103_07_M01_(06/22)